BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details 4) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Arauco Canada Ltd. [Member]
Statement [Line Items]
Reserve of exchange differences on translation		$ 10,834	$ (18,206)
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation		42,563	(31,336)
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	[1]	0	101,277
Arauco Forest Brasil S A [Member]
Statement [Line Items]
Reserve of exchange differences on translation	[1]	0	287,217
Arauco Industria Mexico S.A.de C.V. [Member]
Statement [Line Items]
Reserve of exchange differences on translation		42,883	(56,079)
Arauco MS Participacoes SA [Member]
Statement [Line Items]
Reserve of exchange differences on translation	[2]	0	(116,742)
Arauco Participacoes Florestais Ltda [Member]
Statement [Line Items]
Reserve of exchange differences on translation		4,296	0
Mahal Empreendimentos e Participacoes S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation		9,400	0
Sonae Arauco S.A. [member]
Statement [Line Items]
Reserve of exchange differences on translation		26,982	(12,733)
Others [Member]
Statement [Line Items]
Reserve of exchange differences on translation	[2]	(3,393)	(28,301)
Total reserve of exchange differences on translation [Member]
Statement [Line Items]
Reserve of exchange differences on translation		$ 133,565	$ 125,097

[1]	In July 2024, these companies were sold.
[2]	On January 1, 2025, Arauco Celulose do Brasil S.A. and Arauco MS Participações S.A. changed their functional currency from the Brazilian real to the U.S. dollar. Arauco Celulose do Brasil S.A. is presented in the line Others.